Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2022
Default Root [Abstract]
Summary of Expense by Nature

	Year ended December 31,
	2020	2021	2022
	RMB’million	RMB’million	RMB’million
Service costs (note i)	17,478	18,992	16,540
Advertising agency fees	505	667	609
Employee benefits expenses (note ii and note iii)	3,004	3,915	4,224
Promotion and advertising expenses	2,227	2,387	852

Notes:

(i)
Service costs mainly comprised licensing costs, revenue sharing fees paid to content creators and content delivery costs that primarily consisted of server, cloud services and bandwidth costs.
(ii)
During the years ended December 31, 2020, 2021 and 2022, the Group incurred expenses for the purpose of research and development of approximately RMB1,667 million, RMB2,339 million and RMB2,580 million, which comprised employee benefits expenses of RMB1,488 million, RMB2,050 million and RMB2,297 million, respectively. No material development expenses had been capitalized for the years ended December 31, 2020, 2021 and 2022.
(iii)
Employee benefits expenses

	Year ended December 31,
	2020	2021	2022
	RMB’million	RMB’million	RMB’million
Wages, salaries and bonuses	2,020	2,518	2,688
Welfare, medical and other expenses	373	453	508
Share-based compensation expenses	569	752	823
Contribution to pension plans	42	192	205
	3,004	3,915	4,224

Majority of the Group’s contributions to pension plans are related to the local employees in the PRC. All local employees of the subsidiaries in the PRC participate in employee social security plans established in the PRC, which cover pension, medical and other welfare benefits. The plans are organized and administered by the governmental authorities. Other than the contributions made to these social security plans, the Group has no other material commitments owing to the employees. According to the relevant regulations, the portion of premium and welfare benefit contributions that should be borne by the companies within the Group as required by the above social security plans are principally determined based on percentages of the basic salaries of employees, subject to certain ceilings and caps imposed. These contributions are paid to the respective labor and social welfare authorities and are expensed as incurred.